Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
13.	Income Taxes

The significant components of the Partnership’s deferred tax assets and liabilities are as follows:

	December 31, 2014	December 31, 2013
	$	$
Deferred tax assets:
Tax losses carried forward(1)	146,851	182,085
Other	3,726	7,296

Total deferred tax assets:	150,577	189,381

Deferred tax liabilities:
Vessels and equipment	12,514	19,555
Long-term debt	2,295	22,008
Other	1,371	3,234

Total deferred tax liabilities	16,180	44,797

Net deferred tax assets	134,397	144,584

Valuation allowance	(128,438)	(136,730)

Net deferred tax assets(2)	5,959	7,854

Disclosed in:

Deferred tax asset	5,959	7,854

(1)

As at December 31, 2014, the income tax net operating losses carried forward of $559 million ($689.1 million – December 31, 2013) are available to offset future taxable income in the applicable jurisdictions, and can be carried forward indefinitely.

(2)	The change in the net deferred tax assets is related to the change in temporary differences, foreign exchange gains and the utilization of income tax net operating losses carried forward.

The components of the provision for income taxes are as follows:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$
Current	(1,290)	(75)	1,669
Deferred	(889)	(2,150)	8,808

Income tax (expense) recovery	(2,179)	(2,225)	10,477

The Partnership operates in countries that have differing tax laws and rates. Consequently a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the current year at the applicable statutory income tax rates and the actual tax charge related to the current year are as follows:

	Year ended December 31, 2014 $	Year ended December 31, 2013 $	Year ended December 31, 2012 $
Net income before taxes	19,835	78,782	94,970
Net (loss) income not subject to taxes	(72,469)	41,100	77,570

Net income subject to taxes	92,304	37,682	17,400

At applicable statutory tax rates	12,484	2,559	(6,292)
Permanent differences	(4,677)	(3,619)	(12,245)
Adjustments related to currency differences	3,349	(14,231)	6,437
Valuation allowance	(8,977)	17,516	1,623

Tax expense (recovery) related to current year	2,179	2,225	(10,477)

The following is a tabular reconciliation of the Partnership’s total amount of unrecognized tax benefits at the beginning and end of 2014, 2013 and 2012:

	Year ended December 31, 2014 $	Year ended December 31, 2013 $	Year ended December 31, 2012 $
Balance of unrecognized tax benefits as at beginning of the year	7,037	3,692	6,231
Decreases for positions related to prior years	(258)	(336)	(2,539)
Increase for positions attributable to the Dropdown Predecessor	—	3,681	—

Balance of unrecognized tax benefits as at end of the year	6,779	7,037	3,692

The Partnership does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2010 through 2014 remain open to examination by some of the taxing jurisdictions in which the Partnership is subject to tax.

The interest and penalties on unrecognized tax benefits included in the tabular reconciliation above were not material.